INCOME TAXES - Reconciliation between statutory and effective income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective income tax rate reconciliation, difference due to tax effects
Profit / (loss) before tax from continuing operations	$ 559	$ 802	$ 464
Income tax benefit / (expense) at statutory tax rate (25.8%)	(144)	(207)	(116)
Different tax rates in different jurisdictions	66	45	(5)
Non-deductible expenses	(50)	(46)	(35)
Non-taxable income	30	11	(3)
Adjustments in respect of previous years	(14)	(6)	(25)
Movements in (un)recognized deferred tax assets	(35)	117	(76)
Recognized losses	388	410
Withholding taxes	(32)	38	(73)
Uncertain tax positions	2	(25)	(7)
Change in income tax rate	4	4	0
Other	(6)	0	(4)
Income tax benefit / (expense)	$ (179)	$ (69)	$ (344)	[1]
Effective tax rate	32.00%	8.60%	74.10%
Bangladesh
Effective income tax rate reconciliation, difference due to tax effects
Recognized losses		$ 108
Russia
Effective income tax rate reconciliation, difference due to tax effects
Withholding taxes	$ (16)
Pakistan, Uzbekistan and Kazakhstan
Effective income tax rate reconciliation, difference due to tax effects
Withholding taxes	(15)
Russia, Ukraine and Pakistan
Effective income tax rate reconciliation, difference due to tax effects
Withholding taxes		$ (38)
Netherlands and Luxembourg
Effective income tax rate reconciliation, difference due to tax effects
Recognized losses	0
Dutch Holdings
Effective income tax rate reconciliation, difference due to tax effects
Non-taxable income	$ 25

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10